Schedule H; Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H; Line 4i – Schedule of Assets (Held At End of Year)

Valvoline 401(k) Plan
Employer Identification Number 30-0939371
Plan Number 002
Schedule H; Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
(a)	(b)	(c)	(d)	(e)
Identity of Issue		Description of Investment	Cost**	Current Value
Common Stock:
*	Valvoline Inc. Common Stock	Common Stock Fund		$41,207,836

Self-Directed Brokerage Accounts:
*	Fidelity BrokerageLink	Self-Directed Brokerage Accounts		16,920,940

Collective Trust Funds:
*	Aon Inflation STR I	Collective Investment Fund		312,580
*	Aon Growth STRAT I	Collective Investment Fund		749,731
*	Aon Income STRAT I	Collective Investment Fund		759,650
	SS TRGT RET INC XI	Collective Investment Fund		8,251,565
	SS TRGT RET 2025 XI	Collective Investment Fund		13,598,392
	SS TRGT RET 2030 XI	Collective Investment Fund		19,947,801
	SS TRGT RET 2035 XI	Collective Investment Fund		18,296,942
	SS TRGT RET 2040 XI	Collective Investment Fund		22,392,313
	SS TRGT RET 2045 XI	Collective Investment Fund		22,988,088
	SS TRGT RET 2050 XI	Collective Investment Fund		26,308,350
	SS TRGT RET 2055 XI	Collective Investment Fund		23,361,630
	SS TRGT RET 2060 XI	Collective Investment Fund		31,182,039
	SS TRGT RET 2065 XI	Collective Investment Fund		3,297,963
	SS TRGT RET 2070 XI	Collective Investment Fund		451,023
	Invesco Stable Value Fund	Common Collective Trust		7,847,469
	PIMCO Stable Value Fund	Common Collective Trust		488,883
	SS GACEQ EXUS IDX X	Common Collective Trust		5,214,633
	SS S&P 500 Index X	Common Collective Trust		44,542,726
	SS US Bond Index X	Common Collective Trust		3,740,111
	SS US Ext Market X	Common Collective Trust		14,558,391
Total Common Collective and Investment Trusts				268,290,280

Money Market Funds:
*	Fidelity Management Trust Company Institutional Cash Portfolio	Money Market Fund		379,222

				$326,798,278

*	Notes receivable from participants	1-5 Years, interest 4.25% - 9.50%	$—	$5,957,674

* Indicates parties-in-interest to the Plan
** Cost information is not required for participant-directed investments, and therefore, is not presented